INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of September 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$97,181	$—	$97,181

Total intangible assets	$97,181	$—	$97,181

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

	As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
In-process R&D	$12,110	$—	$12,110
Trademarks	394	(71)	323
Licenses	50,150	(70)	50,080

Total intangible assets	$62,654	$(141)	$62,513

Schedule of Indefinite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

	As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
In-process R&D	$12,110	$—	$12,110
Trademarks	394	(71)	323
Licenses	50,150	(70)	50,080

Total intangible assets	$62,654	$(141)	$62,513

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years Ended December 31,	Amortization
2021	$1,816
2022	7,163
2023	7,143
2024	7,143
2025	7,143
Thereafter	19,642

Total	$50,050